CAPITAL STOCK - Disclosure of detailed information about number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2025 Share $ / shares shares	Dec. 31, 2024 Share $ / shares shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number, beginning of period	950,000	1,660,000
Granted	0	0
Exercised	0	0
Forefeited/Expired	(950,000)	(710,000)
Number, end of period	0	950,000
Total exercisable, beginning of period	950,000	1,660,000
Granted | shares	0	0
Exercised | shares	0	0
Forfeited/Expired | shares	(950,000)	(710,000)
Total exercisable, end of period	0	950,000
Expire February 11, 2025 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.76	$ 0.76
Number, beginning of period	200,000	200,000
Granted	0	0
Exercised	0	0
Forefeited/Expired	(200,000)	0
Number, end of period	0	200,000
Expire August 18, 2025 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.75	$ 0.75
Number, beginning of period	750,000	750,000
Granted	0	0
Exercised	0	0
Forefeited/Expired	(750,000)	0
Number, end of period	0	750,000
Expire August 19, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares		$ 0.78
Number, beginning of period	0	700,000
Granted		0
Exercised		0
Forefeited/Expired		(700,000)
Number, end of period		0
Expire November 8, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares		$ 0.82
Number, beginning of period	0	10,000
Granted		0
Exercised		0
Forefeited/Expired		(10,000)
Number, end of period		0